Concentration of Risk - Schedule of Major Vendors (Details) - Supplier Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Vendor A [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	10.00%	88.00%	53.00%	52.00%
Vendor A [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	12.00%	10.00%	20.00%	10.00%
Vendor E [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	42.00%
Vendor E [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	10.00%
Iluminar [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	33.00%		10.00%
Iluminar [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	10.00%		10.00%
Megaphoton Inc [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	10.00%	10.00%	10.00%	10.00%
Megaphoton Inc [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage	53.00%	52.00%	49.00%	57.00%
Vendor C [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage		11.00%	22.00%
Vendor C [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage		10.00%	13.00%
Uninet Global Inc. [Member] | Purchase [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage		10.00%
Uninet Global Inc. [Member] | Accounts Payable [Member]
Schedule of Major Vendors [Line Items]
Major Customers Risk Percentage		27.00%